Prepayments, deposits, and other current assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deposits to software developer	$ 675	$ 2,196
Prepayments to suppliers	275	290
Other current assets	46	46
Total	$ 996	$ 2,532